CRM SMALL/MID CAP VALUE FUND
CRM SMALL/MID CAP VALUE FUND
INVESTMENT OBJECTIVE
CRM Small/Mid Cap Value Fund seeks long-term capital appreciation.
FEES AND EXPENSES
This table sets forth the fees and expenses that you may pay if you buy and hold shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - CRM SMALL/MID CAP VALUE FUND		INVESTOR	INSTITUTIONAL
Management Fees		0.75%	0.75%
Distribution (12b-1) Fees		none	none
Shareholder Servicing Fee		0.25%	none
Other Miscellaneous Expenses		0.15%	0.19%
Total Other Expenses		0.40%	0.19%
Acquired Fund Fees and Expenses		0.01%	0.01%
Total Annual Fund Operating Expenses	[1]	1.16%	0.95%
[1]	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets that is included in the Fund's financial highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example below shows what you would pay if you invested $10,000 over the various time periods indicated. The Example assumes that you reinvested all dividends and other distributions; the average annual return was 5%; the Fund’s total operating expenses are charged and remain the same over the time periods; and you redeemed all of your investment at the end of each time period.

Although your actual costs may be higher or lower based on these assumptions, your costs would be:

Expense Example - CRM SMALL/MID CAP VALUE FUND - USD ($)	1 Year	3 Years	5 Years	10 Years
INVESTOR	118	368	638	1,409
INSTITUTIONAL	97	303	525	1,166

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 45% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund, under normal circumstances, invests at least 80% of its assets in equity and equity related securities of U.S. and non-U.S. companies with market capitalizations at the time of initial purchase within the range of those in the Russell 2500 Value Index or in the S&P Mid Cap 400 Value Index (together, “small/mid cap companies”) that are publicly traded on a U.S. securities market. The market capitalization ranges of the Indices change constantly, and as a result, the capitalization of small/mid cap companies in which the Fund will invest will also change. As of September 30, 2019, the market capitalization range of the Russell 2500 Value Index was approximately $3 million to $13.5 billion, and the market capitalization range of the S&P Mid Cap 400 Value Index was approximately $1.1 billion to $13.6 billion. For purposes of the 80% investment policy, equity and equity related securities include: common and preferred stocks, and warrants on common stock.

The Adviser evaluates investment opportunities for the Fund using a proprietary value-oriented process that seeks to identify companies characterized by three attributes: change, neglect and relative valuation. The Adviser seeks to identify those changes that are material to a company’s operations, outlook and prospects while also identifying companies that it believes have been neglected by other investors. The Adviser utilizes a primarily qualitative research process focused on these attributes to identify and invest in relatively undervalued companies. These factors formulate the Adviser’s investment case for each company under consideration for investment. The Adviser’s process is focused not only on building the investment case, but also on understanding how the case might deteriorate. The Adviser’s sell discipline is ultimately dependent upon the written investment case for the stock. A position generally will be sold when one or more of the following occurs: (i) an established price target is approaching or is attained, implying the stock has reached an estimation of fair valuation; (ii) a factor in the initial investment thesis has deteriorated causing the Adviser to reassess the potential for the company; or (iii) the Adviser identifies what it believes is a more promising investment opportunity. After a decision to sell is made, the investment generally is replaced by either a new idea or existing holdings which the Adviser believes offers greater upside.

PRINCIPAL INVESTMENT RISKS

It is possible to lose money by investing in the Fund. There is no guarantee that the stock market or the stocks the Fund buys will increase in value. The following is a summary description of certain risks of investing in the Fund.

Market Risk. The market values of securities or other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or intervention, market disruptions caused by trade disputes or other factors, political developments, investor sentiment and other factors that may or may not be related to the issuer of the security or other asset. If the market values of the securities or other assets held by the Fund fall, including a complete loss on any individual security, the value of your investment will go down. Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading or tariff arrangements, terrorism, natural disasters and other circumstances in one country or region could have profound impacts on global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively affected.

Company Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. This may result from a wide variety of factors that affect particular companies or industries, including changes in market demand for particular goods and services, increases in costs of supply, changes in management, increased competition and changes in regulatory environment.

Value Investing Risk. Value stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market or be out of favor for long periods of time. The Adviser may be incorrect when it determines that a stock is undervalued by the market.

Portfolio Selection Risk. The value of your investment may decrease if the Adviser’s judgment about the attractiveness, value of, or market trends affecting a particular security, industry or sector, country or region, or about market movements, is incorrect.

Risks of Small and Mid Cap Companies. Compared to mutual funds that focus exclusively on large capitalization companies, the Fund may be more volatile because it invests in small and/or mid capitalization companies. Small and mid capitalization companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies. Securities of smaller companies may have limited liquidity and may be difficult to value or to sell at an advantageous time or without a substantial drop in price.

Risks of Foreign Investments. Investing in foreign securities involves special risks that can increase the potential for losses. These risks may include nationalization or expropriation of assets, illiquid foreign securities markets, confiscatory taxation, foreign withholding taxes, imposition of currency controls or restrictions, natural disasters, terrorism and political, economic or social instability. Because many foreign markets are smaller, less liquid and more volatile, the Fund may not be able to sell portfolio securities at times, in amounts and at prices it considers reasonable. In some foreign countries, less information is available about issuers and markets. Foreign markets may offer less protection to investors. Foreign stocks can fluctuate more widely in price than comparable U.S. stocks, and they may also be less liquid. Currency fluctuations could erase investment gains or add to investment losses. The United Kingdom’s expected exit from the European Union (or Brexit) will likely result in increased increased volatility, illiquidity and potentially lower economic growth in affected markets, which will adversely affect the Fund’s investments.

Focus Risk. To the extent that the Fund invests in a smaller number of issuers or emphasizes investments in particular industries or market sectors, the Fund will be subject to a greater degree to any market price movements, regulatory or technological changes, economic conditions or other developments affecting those issuers or companies in those industries or market sectors.

Portfolio Turnover Risk. If the Fund does a lot of trading, it may incur additional operating expenses, which would reduce performance, and could cause shareowners to incur a higher level of taxable costs, as well as income or capital gains.

Cybersecurity Risk. Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, cause the Fund, the Adviser and/or their service providers (including, but not limited to, the Fund’s transfer agent, distributor, custodian, fund accounting agent and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality, or prevent fund investors from purchasing, redeeming or exchanging shares or receiving distributions.

Expense Risk. Your actual costs of investing in the Fund may be higher than the expenses shown in “Annual Fund Operating Expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if overall net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

These and other risks are discussed in more detail later in this prospectus or in the statement of additional information.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The bar chart and the average annual total return table below illustrate the risks and volatility of an investment in the Fund. The bar chart shows changes in the Fund’s performance from calendar year to calendar year for Institutional Shares. The table shows how the Fund’s average annual total returns for one, five and ten years, both before and after taxes, compare with those of the Russell 2500 Value Index and the Russell 2500 Index, two broad based measures of market performance. Total returns would have been lower had certain fees and expenses not been waived. The Fund makes updated performance information available at the Fund’s website, crmfunds.com/funds-overview/performance, or at the following telephone number: 800-CRM-2883. Of course, the Fund’s past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.

ANNUAL TOTAL RETURNS FOR INSTITUTIONAL SHARES FOR CALENDAR YEARS ENDED DECEMBER 31ST

Calendar YTD Total Return as of September 30, 2019: 18.47%

Best Quarter During the Period Covered in the Bar Chart	Worst Quarter During the Period Covered in the Bar Chart

15.75%	(22.70)%
For the quarter ended December 31, 2010	For the quarter ended September 30, 2011

Average Annual Total Returns as of December 31, 2018
Average Annual Returns - CRM SMALL/MID CAP VALUE FUND	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
INSTITUTIONAL	(7.50%)	3.69%	11.04%
INVESTOR	(7.67%)	3.48%	10.80%
After Taxes on Distributions | INSTITUTIONAL	(11.34%)	(0.16%)	8.33%
After Taxes on Distributions and Sale of Fund Shares | INSTITUTIONAL	(2.57%)	2.40%	8.71%
Russell 2500 Value Index (reflects no deduction for fees, expenses or taxes)	(12.36%)	4.16%	11.62%
Russell 2500 Index (reflects no deduction for fees, expenses or taxes)	(10.00%)	5.15%	13.15%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation, may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In that case, you may be taxed when you take a distribution from such plan, depending on the type of plan, the circumstances of your distribution and other factors. After-tax returns are shown only for Institutional Shares. After-tax returns for Investor Shares will vary.